Financial risk management and financial instruments - Income Statement Impact (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Financial risk management and financial instruments
Net (loss)/gain on derivative instruments	R (3,876)	R 649	R 1,265
Foreign exchange contracts
Financial risk management and financial instruments
Net (loss)/gain on derivative instruments	121	(1,107)	920
Crude oil options
Financial risk management and financial instruments
Net (loss)/gain on derivative instruments	(3,303)	(237)
Zero cost collar
Financial risk management and financial instruments
Net (loss)/gain on derivative instruments	936	1,608
Crude oil futures
Financial risk management and financial instruments
Net (loss)/gain on derivative instruments	(687)	277	330
Coal swaps
Financial risk management and financial instruments
Net (loss)/gain on derivative instruments	(1,024)	94
Ethane swaps
Financial risk management and financial instruments
Net (loss)/gain on derivative instruments	29
Interest rate swap
Financial risk management and financial instruments
Net (loss)/gain on derivative instruments	R 52	R 14	R 15